Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Disclosure [Abstract]
Disclosure of detailed information about revenue

	2023	2022
Gold	$113,263	$19,726
Silver	131,867	23,784
	$245,130	$43,510